Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Leases (Details) [Line Items]
Lease period	2 years
Operating lease income	¥ 2,400	¥ 2,400	¥ 2,400
Total lease amount	2,179	2,313
Corresponding equipment [Member]
Leases (Details) [Line Items]
Depreciation Charges	¥ 2,255	¥ 2,255	¥ 2,255
Maximum [Member]
Leases (Details) [Line Items]
Lease period	6 years
Total lease amount	¥ 18,876
Minimum [Member]
Leases (Details) [Line Items]
Lease period	4 years
Total lease amount	¥ 7,550